Long-Term Debt - Additional Information (Details) $ in Thousands	2 Months Ended		9 Months Ended		12 Months Ended
	Feb. 26, 2016 USD ($)	Feb. 23, 2016 USD ($)	Oct. 04, 2017 USD ($)	Oct. 02, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 01, 2017 USD ($)	Oct. 24, 2016 USD ($)
Debt Instrument [Line Items]
Long-term debt outstanding balance					$ 475,750	$ 605,012
Number of vessels					36
Liability associated with vessel held for sale, part of the Tranche A					$ 14,781	0
Line of credit facility, remaining borrowing capacity					0
Interest expense					$ 24,782	$ 22,674	$ 17,856
Weighted average interest rate					4.29%	3.73%
Repayment of credit facility					$ 129,262	$ 17,354	$ 121,299
2011 Credit Facility - Prepaid in full
Debt Instrument [Line Items]
Long-term debt outstanding balance								$ 14,000
Repayment of credit facility				$ 14,000
2013 Credit Facility
Debt Instrument [Line Items]
Repayment amount					$ 13,016	$ 17,354
New senior secured term loan facility
Debt Instrument [Line Items]
Senior secured term loan facility, arrangement date					Sep. 06, 2017
Line of credit facility, maximum borrowing capacity					$ 460,000
Number of Tranches					2
Latest date the outstanding repayments will be repaid					Oct. 04, 2023
Debt variable rate basis					LIBOR
Credit facility margin					3.25%
New senior secured term loan facility | Tranche A
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 259,000
Number of vessels					11
Repayment installments					24
Frequency of Payments					quarterly
Repayment amount					$ 4,833
Balloon payment, payable together with the final quarterly instalment					$ 143,008
Starting period of payment installments					Jan. 04, 2018
New senior secured term loan facility | Tranche B
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 201,000
Number of vessels					24
Repayment installments					24
Frequency of Payments					quarterly
Repayment amount					$ 8,375
Starting period of payment installments					Jan. 04, 2018
New senior secured term loan facility | Refinances 2007 credit facility, 2008 credit facility and 2013 credit facility
Debt Instrument [Line Items]
Refinancing of debt, amount			$ 460,000
Repayment of credit facility			$ 102,246
M/T Aristotelis | New senior secured term loan facility
Debt Instrument [Line Items]
Latest date the outstanding repayments will be repaid					Mar. 31, 2018
Liability associated with vessel held for sale, part of the Tranche A					$ 14,781
M/T Amor | ING Bank N.V.
Debt Instrument [Line Items]
Long-term debt outstanding balance									$ 15,750
Line of credit facility, arrangement date					Nov. 19, 2015
Repayment installments					17
Frequency of Payments					quarterly
Starting period of payment installments					Oct. 24, 2018
Debt variable rate basis					LIBOR
Credit facility margin					2.50%
Maturity date					Nov. 30, 2022
M/V CMA CGM Magdalena | 2013 Credit Facility
Debt Instrument [Line Items]
Line of credit facility amount drawn down	$ 35,000	$ 35,000